Inventories	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Inventories
Note 12 Inventories

The inventories balances are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Finished products	83,843,751	74,897,803
In process products	3,109,463	2,861,150
Raw material	127,732,091	114,911,632
In transit raw material	8,488,881	5,236,825
Materials and products	6,206,087	5,618,614
Realizable net value estimate and obsolescence	(1,318,036)	(1,538,133)
Total	228,062,237	201,987,891

The Company wrote off a total of ThCh$ 3,296,095, ThCh$ 2,981,075 and ThCh$ 2,012,748 against net realizable value and obsolescence for the years ended as of December 31, 2018, 2017 and 2016, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Initial balance	(1,538,133)	(2,337,354)
Inventories write-down estimation	(3,081,986)	(2,268,199)
Estimates resulting from business combinations (1)	(101,244)	-
Inventories recognised as an expense	3,296,095	2,981,075
Business combinations effect	107,232	86,345
Total	(1,318,036)	(1,538,133)
(1)	See Note 15 – Business Combinations .

As of
December 31, 2018 and 2017
, the Company does not have any inventory pledged as guarantee for financial obligations.